Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Components of Operating Lease	The components of this operating lease were as follows:

	Year Ended December 31,
	2023	2022
Operating lease expense	$2,147	$1,610
Variable lease expense	355	185

Total operating lease expense	$2,502	$1,795
Cash paid for amounts included in the measurement of lease liabilities, included in operating cash flows	$2,294	$1,032

Reconciliation of Remaining Undiscounted Contractual Rent Obligations
The following table provides a reconciliation of the Company’s remaining undiscounted contractual rent obligations due within each year ended December 31 to the operating lease liabilities recognized as of December 31, 2023:

Year ended December 31	Operating Leases
2024	$2,112
2025	2,152
2026	2,206
2027	2,261
2028	2,318
Thereafter	1,372

Total lease payments	12,421
Less: present value adjustment	(2,548)

Total operating lease liabilities	$9,873

Included in the consolidated balance sheet:
Current portion of lease liabilities—operating	2,087
Non-current portion of lease liabilities—operating	7,786

Total operating lease liabilities	$9,873

Components of Equipment Finance Leases	The components of the equipment finance leases were as follows:

	Year Ended December 31,
	2023	2022
Reduction in the carrying amount of ROU assets, finance	$306	$148
Interest on finance lease liabilities	176	77

Total finance lease expense	$482	$225
Cash paid for amounts included in the measurement of lease liabilities, included in financing cash flows	$425	$163

Reconciliation of Remaining Equipment Finance Lease Obligations
The following table provides a reconciliation of the Company’s remaining equipment finance lease obligations due within each year ending December 31 to the equipment finance lease liabilities recognized at December 31, 2023:

Year ended December 31	Equipment Finance Leases
2024	$531
2025	579
2026	579
2027	357
2028	11
Thereafter	—

Total lease payments	2,057
Less: imputed interest	(292)

Total finance lease liabilities	$1,765

Included in the consolidated balance sheet:
Current portion of lease liabilities—finance	518
Non-current portion of lease liabilities—finance	1,247

Total finance lease liabilities	$1,765